TRADING ASSETS AND LIABILITIES - Trading assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	11,996,398	9,754,120
Trading securities
Disclosure of financial assets [line items]
Financial assets	9,113,668	7,204,312
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	9,113,668	7,204,312
Debt securities | Trading securities
Disclosure of financial assets [line items]
Financial assets	4,673,113	3,762,978
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	4,673,113	3,762,978
Trading equity securities | Trading securities
Disclosure of financial assets [line items]
Financial assets	3,523,121	2,672,648
Trading equity securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	3,523,121	2,672,648
Derivatives
Disclosure of financial assets [line items]
Financial assets	1,084,032	798,824
Derivatives | Trading securities
Disclosure of financial assets [line items]
Financial assets	917,434	768,686
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial assets [line items]
Financial assets	$ 917,434	$ 768,686